Fees Summary	Nov. 13, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The filing fee with respect to the securities to which the prospectus relates was previously paid in connection with the Registration Statement on Form S-1 filed by Multiplan Corporation (now known as Claritev Corporation) on October 30, 2020.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	1,725,000
Final Prospectus	true